Contract assets and liabilities (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Costs and estimated earnings on uncompleted contracts	$ 5,150		$ 6,354
Less: billings to date	(5,578)		(6,825)
Costs and estimated earnings on uncompleted contracts in excess of billings	(428)		(471)
Unbilled revenue	441		899
Deferred revenue	$ (869)		$ (1,370)
ZHEJIANG TIANLAN
Costs and estimated earnings on uncompleted contracts | ¥		¥ 433,195		¥ 236,044
Less: billings to date | ¥		(352,234)		(135,050)
Costs and estimated earnings on uncompleted contracts in excess of billings | ¥		¥ 80,961		¥ 100,994